Note 9 - Property and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Details
Depreciation	$ 20,864	$ 4,500	$ 207,837	$ 19,470